Business Segment Information	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Business Segment Information
11. BUSINESS SEGMENT INFORMATION
We operate and report our financial information in three reportable business segments: Healthcare, Life Sciences and Applied Sterilization Technologies. Non-allocated operating costs that support the entire Company and items not indicative of operating trends are excluded from segment operating income.
Our Healthcare segment offers infection prevention and procedural solutions for healthcare providers worldwide, including consumable products, equipment maintenance and installation services, and capital equipment. The segment also provides a range of specialty services for healthcare providers including hospital sterilization services and instrument and scope repairs.
Our Life Sciences segment offers consumable products, equipment maintenance, specialty services and capital equipment primarily for pharmaceutical manufacturers.
Our Applied Sterilization Technologies ("AST") segment provides contract sterilization and testing services for medical device and pharmaceutical manufacturers.
We disclose a measure of segment income that is consistent with the way management operates and views the business. The accounting policies for reportable segments are the same as those for the consolidated Company. In fiscal 2019, we ceased the allocation of certain corporate costs to our segments to align with internal management measures. The prior period operating income measures have been recast for comparability.
For the year ended March 31, 2020, revenues from a single Customer did not represent ten percent or more of any reportable segment’s revenues.

Years Ended March 31,	2020	2019	2018
Revenues:
Healthcare	$1,986,809	$1,848,485	$1,745,119
Life Sciences	416,939	378,558	361,590
Applied Sterilization Technologies	627,147	555,127	513,287
Total revenues	$3,030,895	$2,782,170	$2,619,996
Operating income (loss):
Healthcare	420,636	387,906	352,620
Life Sciences	144,088	132,129	123,889
Applied Sterilization Technologies	270,917	221,828	196,297
Total reportable segments	835,641	741,863	672,806
Corporate	(207,015)	(184,900)	(162,999)
Total operating income before adjustments	$628,626	$556,963	$509,807
Less: Adjustments
Amortization of acquired intangible assets (1)	71,675	86,878	67,793
Acquisition and integration related charges (2)	8,225	8,901	16,211
Redomiciliation and tax restructuring costs (3)	3,699	8,783	—
(Gain) on fair value adjustment of acquisition related contingent consideration (1)	—	(842)	(593)
Net loss (gain) on divestiture of businesses (1)	1,770	(1,370)	14,547
Amortization of property "step up" to fair value (1)	2,392	2,440	1,599
Restructuring charges (4)	3,143	40,708	103
Impact of the U.S. Tax Cuts and Jobs Act (5)	—	—	10,264
COVID-19 incremental costs (6)	749	—	—
Total operating income	$536,973	$411,465	$399,883
(1) For more information regarding our recent acquisitions and divestitures see Note 18 titled, "Business Acquisitions and Divestitures". Amortization of purchased intangible assets fiscal 2019 total includes an impairment charge of $16,249, see Note 3 titled, "Goodwill and Intangible Assets", for more information.
(2) Acquisition and integration related charges include transaction costs and integration expenses associated with acquisitions.
(3) Costs incurred in connection with the Redomiciliation and subsequent tax restructuring.
(4) For more information regarding our restructuring activities see Note 2 titled, "Restructuring".
(5) Represents a one-time special employee bonus paid to most U.S. employees and associated professional fees.
(6) COVID-19 incremental costs includes the additional costs attributable to COVID-19 such as enhanced cleaning protocols, personal protective equipment for our employees, event cancellation fees, and payroll costs associated with our response to COVID-19, net of any government subsidies available.

Assets include the current and long-lived assets directly attributable to the segment based on the management of the location or on utilization. Certain corporate assets were allocated to the reportable segments based on revenues. Assets attributed to sales and distribution locations are only allocated to the Healthcare and Life Sciences segments.
Individual facilities, equipment, and intellectual properties are utilized for production by both the Healthcare and Life Sciences segments at varying levels over time. As a result, an allocation of total assets, capital expenditures, and depreciation and amortization is not meaningful to the individual performance of the Healthcare and Life Sciences segments. Therefore, their respective amounts are reported together.

March 31,	2020	2019
Assets:
Healthcare and Life Sciences	$2,705,377	$2,417,201
Applied Sterilization Technologies	2,720,205	2,655,870
Total assets	$5,425,582	$5,073,071

Years Ended March 31,	2020	2019	2018
Capital Expenditures
Healthcare and Life Sciences	$84,648	$89,638	$69,264
Applied Sterilization Technologies	129,868	100,077	96,193
Total Capital Expenditures	$214,516	$189,715	$165,457
Depreciation, Depletion, and Amortization
Healthcare and Life Sciences (1) (2)	$92,193	$114,656	$81,294
Applied Sterilization Technologies (1)	105,042	111,265	97,038
Total Depreciation, Depletion, and Amortization	$197,235	$225,921	$178,332
(1) The fiscal 2020 and 2019 totals include the impact of Restructuring see Note 2 titled, "Restructuring" for additional information.
(2) The fiscal 2019 total includes an impairment charge see Note 3 titled, "Goodwill and Intangible Assets", for additional information.
Financial information for each of our United States and international geographic areas is presented in the following table. Revenues are based on the location of these operations and their Customers. Property, plant and equipment, net are those assets that are identified within the operations in each geographic area.

March 31,	2020	2019
Property, Plant, and Equipment, Net
Ireland	$47,459	$41,137
United States	632,333	577,113
Other locations	432,063	413,332
Property, Plant, and Equipment, Net	$1,111,855	$1,031,582

Years Ended March 31,	2020	2019	2018
Revenues:
Ireland	$63,821	$56,784	$48,246
United States	2,211,722	1,976,814	1,836,414
Other locations	755,352	748,572	735,336
Total Revenues	$3,030,895	$2,782,170	$2,619,996

Years Ended March 31,	2020	2019	2018
Healthcare:
Capital equipment	$617,712	587,680	538,515
Consumables	486,425	443,851	430,907
Service	882,672	816,954	775,697
Total Healthcare Revenues	$1,986,809	$1,848,485	$1,745,119
Life Sciences:
Capital equipment	$112,747	102,714	100,555
Consumables	185,904	161,780	150,656
Service	118,288	114,064	110,379
Total Life Sciences Revenues	$416,939	$378,558	$361,590
Applied Sterilization Technologies Service Revenues	$627,147	$555,127	$513,287
Total Revenues	$3,030,895	$2,782,170	$2,619,996